UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4494
                                                      --------

                             The Gabelli Asset Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.

                             THE GABELLI ASSET FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2003


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2003 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      After three years of nothing but coal in their stockings, equity investors enjoyed a bountiful Christmas in 2003. Small-cap, mid-cap and technology sector investors received the biggest gifts, with the Russell 2000, Russell Mid-Cap and Nasdaq Composite Indices gaining 47.3%, 40.1%, and 50.0% respectively during 2003, versus the Standard & Poor's ("S&P") 500 Index's 28.7% advance. We are pleased to report that the Gabelli Asset Fund's (the "Fund") portfolio surpassed our long-term goal of ten percent plus inflation, rising 30.6% in 2003.

      As is often the case following major market turns, some of last year's biggest laggards were among this year's biggest winners, most notably telecom equipment makers Corning and Lucent Technologies. Our wireless communications industry investments also excelled, with Rogers Wireless and Nextel Communications near the top of our leader board. Larger Fund holdings such as Neiman Marcus and Navistar also boosted returns. Consistent with trends in the market, our small and mid-cap sector holdings outperformed large-cap portfolio companies.

      Looked at from a different point of view, our success in 2003 was due to the investments we made prior to the beginning of the year. We have low portfolio turnover.

      Our pharmaceuticals industry investments disappointed, with Johnson & Johnson, Merck and Schering-Plough finishing 2003 in the red. Our utilities investments proved mixed with AES Corp. more than doubling but with Southwest Gas and DTE Energy posting losses for the year.

                                          Sincerely yours,
                                          /s/ Bruce N. Alpert
                                          Bruce N. Alpert
                                          President

February 24, 2004

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI ASSET FUND,
              THE CONSUMER PRICE INDEX +10% AND THE S&P 500 INDEX

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

          Gabelli Asset Fund    Consumer Price Index    S&P 500 Index
                +0.16%                +11.60%             -11.89%
3/3/86          10,000                 10,000              10,000
12/86           11,280                 11,110              10,930
12/87           13,107                 12,713              11,487
12/88           17,184                 14,546              13,383
12/89           21,686                 16,677              17,612
12/90           20,602                 19,364              17,066
12/91           24,331                 21,893              22,271
12/92           27,956                 24,717              23,384
12/93           34,051                 27,869              25,746
12/94           34,017                 31,400              26,081
12/95           42,530                 35,337              35,884
12/96           48,229                 40,044              44,137
12/97           66,590                 44,729              58,857
12/98           77,178                 49,923              75,749
12/99           99,166                 56,263              91,679
12/00           96,816                 63,802              83,336
12/01           96,971                 71,203              73,427
12/02           83,133                 80,032              57,207
12/03          108,547                 89,556              73,608


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2003 (A)
                                                                                                          SINCE
                                      QUARTER    1 YEAR    3 YEAR     5 YEAR     10 YEAR    15 YEAR   INCEPTION (B)
                                      -------    ------    ------     ------     ------     -------   -------------
Gabelli Asset Fund ................   14.38%     30.57%     3.89%      7.06%     12.28%      13.07%       14.30%

S&P 500 Index .....................   12.17%     28.67%    (4.05)%    (0.57)%    11.06%      12.20%       12.02%
Dow Jones Industrial Average ......   13.33%     28.27%     1.01%      4.57%     13.09%      13.88%       13.69%
Nasdaq Composite Index ............   12.11%     50.01%    (6.75)%    (1.79)%     9.94%      11.69%       10.11%

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks. The S&P 500 Index and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested (except for the Nasdaq Composite Index). Performance for periods less than one year is not annualized.
(b) From commencement of investment operations on March 3, 1986.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                     MARKET
    SHARES                                          COST              VALUE
    -------                                         ----             ------
              COMMON STOCKS -- 94.3%
              AEROSPACE -- 0.9%
      84,000  Boeing Co. ...................   $    2,874,265    $    3,539,760
     115,000  Lockheed Martin Corp. ........        3,045,114         5,911,000
      90,000  Northrop Grumman Corp. .......        5,536,641         8,604,000
                                               --------------    --------------
                                                   11,456,020        18,054,760
              AGRICULTURE -- 0.7%
     800,000  Archer-Daniels-Midland Co. ...       11,058,748        12,176,000
      15,000  Delta & Pine Land Co. ........          260,292           381,000
      40,529  Monsanto Co. .................          647,780         1,166,425
                                               --------------    --------------
                                                   11,966,820        13,723,425
                                               --------------    --------------
              AUTOMOTIVE -- 0.6%
     195,000  General Motors Corp. .........        8,533,865        10,413,000
      30,000  Volkswagen AG ................        1,246,577         1,670,661
                                               --------------    --------------
                                                    9,780,442        12,083,661
                                               --------------    --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.1%
      58,000  BorgWarner Inc. ..............        2,146,710         4,934,060
     125,000  CLARCOR Inc. .................        1,777,793         5,512,500
     570,000  Dana Corp. ...................        8,891,297        10,459,500
     210,000  Federal-Mogul Corp.+ .........          467,782            47,250
     650,000  GenCorp Inc. .................        2,404,331         7,000,500
     500,000  Genuine Parts Co. ............       12,026,034        16,600,000
     145,000  Johnson Controls Inc. ........        5,174,020        16,837,400
     145,000  Midas Inc.+ ..................        1,808,827         2,073,500
     305,000  Modine Manufacturing Co. .....        7,126,610         8,228,900
     198,000  Scheib (Earl) Inc.+ ..........        1,389,292           485,100
     205,000  Standard Motor
                Products Inc. ..............        3,007,687         2,490,750
      70,000  Superior Industries
                International Inc. .........        1,780,210         3,046,400
     385,000  Tenneco Automotive Inc.+ .....        2,846,771         2,575,650
     100,000  TransPro Inc.+ ...............          788,321           419,000
                                               --------------    --------------
                                                   51,635,685        80,710,510
                                               --------------    --------------
              AVIATION: PARTS AND SERVICES -- 1.9%
      75,000  Aviall Inc.+ .................          750,124         1,163,250
     264,000  Curtiss-Wright Corp. .........        1,617,012        11,882,640
      67,000  Curtiss-Wright Corp., Cl. B ..        2,209,093         3,008,300
     215,000  Fairchild Corp., Cl. A+ ......        1,335,029         1,083,600
     100,000  Kaman Corp., Cl. A ...........        1,413,770         1,273,000
     172,460  Precision Castparts Corp. ....        4,272,056         7,831,409
     109,000  Sequa Corp., Cl. A+ ..........        4,666,598         5,341,000
     104,000  Sequa Corp., Cl. B+ ..........        5,329,579         5,189,600
                                               --------------    --------------
                                                   21,593,261        36,772,799
                                               --------------    --------------
              BROADCASTING -- 1.6%
      20,000  Corus Entertainment Inc.,
                Cl. B ......................           64,982           425,614
      55,000  Fisher
                Communications Inc.+ .......        3,177,478         2,805,000
     230,000  Granite Broadcasting Corp.+ ..        1,109,343           379,500

                                                                     MARKET
    SHARES                                          COST              VALUE
    -------                                         ----             ------
     300,000  Gray Television Inc. .........   $    3,796,331    $    4,536,000
      15,000  Gray Television Inc., Cl. A ..          163,763           227,550
     165,000  Grupo Televisa SA, ADR .......        4,491,076         6,576,900
     170,000  Liberty Corp. ................        6,268,553         7,682,300
      50,000  Lin TV Corp., Cl. A+ .........        1,128,137         1,290,500
     190,000  Paxson Communications
                Corp.+ .....................        1,674,514           731,500
     400,000  Television Broadcasts Ltd. ...        1,815,551         2,019,682
     230,000  Young Broadcasting Inc.,
                Cl. A+ .....................        5,101,700         4,609,200
                                               --------------    --------------
                                                   28,791,428        31,283,746
                                               --------------    --------------
              BUILDING AND CONSTRUCTION -- 0.0%
      80,111  Huttig Building
                Products Inc.+ .............          243,014           240,333
                                               --------------    --------------
              BUSINESS SERVICES -- 1.1%
     480,000  Cendant Corp.+ ...............        4,891,205        10,689,600
     200,000  Ecolab Inc. ..................        1,876,865         5,474,000
      10,000  Imation Corp. ................          203,344           351,500
      66,500  Landauer Inc. ................          412,455         2,711,870
     119,000  Nashua Corp.+ ................        1,745,996         1,011,500
      50,000  Roto-Rooter Inc. .............        1,509,519         2,305,000
                                               --------------    --------------
                                                   10,639,384        22,543,470
                                               --------------    --------------
              CABLE -- 3.3%
   2,035,000  Cablevision Systems Corp.,
                Cl. A+ .....................       21,347,420        47,598,650
      30,000  Charter Communications
                Inc., Cl. A+ ...............          138,876           120,600
     300,000  Comcast Corp., Cl. A+ ........        8,368,051         9,861,000
      40,000  Comcast Corp., Cl. A,
                Special+ ...................          306,462         1,251,200
      60,000  Shaw Communications Inc.,
                Cl. B ......................          164,952           936,506
      80,000  Shaw Communications Inc.,
                Cl. B, Non-Voting ..........          312,647         1,241,600
     475,000  UnitedGlobalCom Inc.,
                Cl. A+ .....................        3,883,814         4,028,000
                                               --------------    --------------
                                                   34,522,222        65,037,556
                                               --------------    --------------
              CLOSED END FUNDS -- 0.1%
      80,734  Royce Value Trust Inc. .......          942,452         1,395,891
                                               --------------    --------------
              COMMERCIAL SERVICES -- 0.1%
      50,000  ChoicePoint Inc.+ ............        1,773,215         1,904,500
                                               --------------    --------------
              COMMUNICATIONS EQUIPMENT -- 0.9%
     270,000  Andrew Corp.+ ................          943,309         3,107,700
     600,000  Corning Inc.+ ................        4,374,877         6,258,000
     800,000  Lucent Technologies Inc.+ ....        4,533,822         2,272,000
     300,000  Motorola Inc. ................        3,094,981         4,221,000
     240,000  Nortel Networks Corp.+ .......        1,202,804         1,015,200
                                               --------------    --------------
                                                   14,149,793        16,873,900
                                               --------------    --------------

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                     MARKET
    SHARES                                          COST              VALUE
    -------                                         ----             ------
              COMMON STOCKS (CONTINUED)
              COMPUTER HARDWARE -- 0.1%
     100,000  Maxtor Corp.+ ................   $      924,280    $    1,110,000
                                               --------------    --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.3%
      15,000  Computer Associates
                International Inc. .........          205,450           410,100
      35,000  Electronic Data
                Systems Corp. ..............          488,644           858,900
     190,000  EMC Corp.+ ...................        2,665,848         2,454,800
      48,000  Jupitermedia Corp.+ ..........          241,259           220,800
     100,000  PeopleSoft Inc.+ .............        1,803,358         2,280,000
      26,026  Telecom Italia Media SpA+ ....           26,184            12,934
                                               --------------    --------------
                                                    5,430,743         6,237,534
                                               --------------    --------------
              CONSUMER PRODUCTS -- 4.9%
      26,300  Alberto-Culver Co., Cl. B ....        1,031,027         1,659,004
      15,000  Altria Group Inc. ............          471,973           816,300
      11,000  Christian Dior SA ............          307,335           666,410
     195,000  Church & Dwight Co. Inc. .....        1,923,569         7,722,000
       1,000  Clorox Co. ...................           30,050            48,560
      60,000  Department 56 Inc.+ ..........          651,832           786,000
      95,000  Eastman Kodak Co. ............        2,554,763         2,438,650
     345,000  Energizer Holdings Inc.+ .....        5,701,130        12,958,200
     120,000  Fortune Brands Inc. ..........        2,780,745         8,578,800
     298,800  Gallaher Group plc, ADR ......        4,766,373        12,710,952
     340,000  Gillette Co. .................       10,616,028        12,488,200
       3,000  Givaudan SA ..................        1,028,013         1,557,308
      38,000  Harley-Davidson Inc. .........           95,712         1,806,140
      40,000  International Flavors &
                Fragrances Inc. ............          773,336         1,396,800
     210,000  Mattel Inc. ..................        3,080,668         4,046,700
      55,000  Maytag Corp. .................        1,540,092         1,531,750
      68,000  National Presto
                Industries Inc. ............        2,314,244         2,458,200
     190,000  Procter & Gamble Co. .........       13,165,749        18,977,200
      10,000  Syratech Corp.+ ..............            2,000             4,750
     160,000  Wolverine World Wide Inc. ....        2,232,256         3,260,800
                                               --------------    --------------
                                                   55,066,895        95,912,724
                                               --------------    --------------
              CONSUMER SERVICES -- 1.8%
         800  eBay Inc.+ ...................           24,652            51,672
     850,000  InterActiveCorp.+ ............        6,584,957        28,840,500
     298,650  Rollins Inc. .................        3,453,596         6,734,558
                                               --------------    --------------
                                                   10,063,205        35,626,730
                                               --------------    --------------
              DIVERSIFIED INDUSTRIAL -- 5.6%
     145,400  Acuity Brands Inc. ...........        2,380,500         3,751,320
       5,000  Anixter International Inc.+ ..           45,044           129,400
     200,000  Cooper Industries Ltd., Cl. A         8,199,845        11,586,000
     440,000  Crane Co. ....................        6,818,102        13,525,600
     100,000  Gardner Denver Inc.+ .........        1,461,588         2,387,000
     250,000  GATX Corp. ...................        5,594,297         6,995,000
      40,000  General Electric Co. .........        1,153,580         1,239,200
     221,100  Greif Inc., Cl. A ............        4,775,892         7,851,261

                                                                     MARKET
    SHARES                                          COST              VALUE
    -------                                         ----             ------
      30,000  Harbor Global Co. Ltd.+ ......   $       52,965    $      273,000
     450,000  Honeywell International Inc. .       14,675,742        15,043,500
     300,000  ITT Industries Inc. ..........        9,410,611        22,263,000
     150,000  Katy Industries Inc.+ ........        1,369,925           856,500
     320,000  Lamson & Sessions Co.+ .......        1,748,797         1,846,400
      40,000  MagneTek Inc.+ ...............          309,670           263,600
     225,000  Myers Industries Inc. ........        1,557,014         2,727,000
      38,000  Pentair Inc. .................        1,028,258         1,736,600
     305,000  Sensient Technologies Corp. ..        5,902,692         6,029,850
      90,000  Smiths Group plc .............        1,005,041         1,064,964
     155,000  Thomas Industries Inc. .......        1,971,325         5,372,300
      75,000  Trinity Industries Inc. ......          931,715         2,313,000
      70,000  Tyco International Ltd. ......          954,067         1,855,000
                                               --------------    --------------
                                                   71,346,670       109,109,495
                                               --------------    --------------
              ELECTRONICS -- 1.5%
     460,000  Agere Systems Inc., Cl. B+ ...        1,625,270         1,334,000
       2,400  Fargo Electronics+ ...........           17,016            30,528
       3,000  Hitachi Ltd., ADR ............          172,200           180,210
      13,000  Kyocera Corp., ADR ...........          448,062           871,000
      25,000  Molex Inc., Cl. A ............          719,620           734,000
      40,000  Samsung Electronics Co.
                Ltd., GDR ..................        7,538,426         7,570,288
     138,000  Sony Corp., ADR ..............        5,468,915         4,784,460
     210,000  Texas Instruments Inc. .......        5,357,155         6,169,800
     300,000  Thomas & Betts Corp. .........        5,602,016         6,867,000
                                               --------------    --------------
                                                   26,948,680        28,541,286
                                               --------------    --------------
              ENERGY AND UTILITIES -- 6.0%
     160,000  AES Corp.+ ...................          631,439         1,510,400
      95,000  AGL Resources Inc. ...........        1,656,210         2,764,500
     125,000  Allegheny Energy Inc.+ .......        1,142,942         1,595,000
     240,000  BP plc, ADR ..................        6,441,908        11,844,000
      35,000  Brown (Tom) Inc.+ ............          576,200         1,128,750
     125,000  Burlington Resources Inc. ....        4,842,969         6,922,500
      25,000  CH Energy Group Inc. .........        1,040,745         1,172,500
     170,000  ChevronTexaco Corp. ..........        9,356,732        14,686,300
      95,000  ConocoPhillips ...............        5,513,340         6,229,150
      20,000  Constellation Energy
                Group Inc. .................          484,262           783,200
      62,000  Devon Energy Corp. ...........        1,695,494         3,550,120
      75,000  DPL Inc. .....................        1,506,159         1,566,000
      20,000  DTE Energy Co. ...............          832,127           788,000
     590,000  Duke Energy Corp. ............       10,826,500        12,065,500
     150,000  Duquesne Light
                Holdings Inc. ..............        2,292,412         2,751,000
      35,000  Edison International+ ........          593,330           767,550
     260,000  El Paso Corp. ................        2,784,201         2,129,400
     286,700  El Paso Electric Co.+ ........        3,312,006         3,827,445
     140,000  Energy East Corp. ............        2,829,373         3,136,000
      55,000  EOG Resources Inc. ...........          503,773         2,539,350
     310,000  Exxon Mobil Corp. ............        6,624,170        12,710,000
       8,000  FPL Group Inc. ...............          463,741           523,360
      31,625  GlobalSantaFe Corp. ..........          743,538           785,249

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                     MARKET
    SHARES                                          COST              VALUE
    -------                                         ----             ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
      10,000  Halliburton Co. ..............   $      104,525    $      260,000
      54,000  Kerr-McGee Corp. .............        2,987,951         2,510,460
     200,000  Mirant Corp.+ ................          912,239            78,000
     180,000  NiSource Inc.+ ...............          360,000           460,800
     200,000  Northeast Utilities ..........        3,859,076         4,034,000
     100,000  Progress Energy Inc., CVO+ ...           52,000            23,000
      50,000  Royal Dutch Petroleum Co. ....        2,278,059         2,619,500
      22,500  SJW Corp. ....................        2,210,933         2,008,125
     325,000  Southwest Gas Corp. ..........        5,939,311         7,296,250
      60,000  TXU Corp. ....................        1,117,420         1,423,200
      13,000  UIL Holdings Corp. ...........          566,946           586,300
                                               --------------    --------------
                                                   87,082,031       117,074,909
                                               --------------    --------------
              ENTERTAINMENT -- 8.1%
      19,406  EMI Group plc ................           75,408            55,149
     195,000  EMI Group plc, ADR ...........        1,693,472         1,108,341
     180,000  Fox Entertainment Group
                Inc., Cl. A+ ...............        4,181,356         5,247,000
     200,000  GC Companies Inc.+ ...........          218,000            70,000
     400,000  Gemstar-TV Guide
                International Inc.+ ........        1,667,924         2,020,000
   4,650,000  Liberty Media Corp., Cl. A+ ..       14,119,238        55,288,500
     360,000  Metro-Goldwyn-Mayer Inc.+ ....        5,681,407         6,152,400
      12,000  Regal Entertainment Group,
                Cl. A ......................          228,000           246,240
     300,000  Six Flags Inc.+ ..............        2,370,300         2,256,000
     470,000  The Walt Disney Co. ..........        9,995,873        10,965,100
   1,400,000  Time Warner Inc.+ ............       18,346,908        25,186,000
     835,000  Viacom Inc., Cl. A ...........       20,051,192        36,965,450
     540,000  Vivendi Universal SA, ADR+ ...       11,132,933        13,111,200
      60,000  World Wrestling
                Entertainment Inc. .........          612,234           786,000
                                               --------------    --------------
                                                   90,374,245       159,457,380
                                               --------------    --------------
              ENVIRONMENTAL SERVICES -- 1.3%
     350,000  Allied Waste Industries Inc.+         3,121,796         4,858,000
     300,000  Republic Services Inc. .......        3,560,581         7,689,000
     425,000  Waste Management Inc. ........        7,906,058        12,580,000
                                               --------------    --------------
                                                   14,588,435        25,127,000
                                               --------------    --------------
              EQUIPMENT AND SUPPLIES -- 7.6%
     278,000  AMETEK Inc. ..................        3,223,059        13,416,280
       3,000  Amphenol Corp., Cl. A+ .......           45,862           191,790
      70,000  Caterpillar Inc. .............          927,858         5,811,400
     105,000  CIRCOR International Inc. ....          907,143         2,530,500
     190,000  Crown Holdings Inc.+ .........          856,577         1,721,400
     150,000  CTS Corp. ....................          755,149         1,725,000
       2,000  Danaher Corp. ................           70,641           183,500
     400,000  Deere & Co. ..................        6,703,065        26,020,000
       5,500  DENTSPLY International Inc. ..          209,434           248,435
     206,000  Donaldson Co. Inc. ...........        1,566,157        12,186,960
     323,150  Fedders Corp. ................        1,384,241         2,326,680

                                                                     MARKET
    SHARES                                          COST              VALUE
    -------                                         ----             ------
     423,800  Flowserve Corp.+ .............   $    5,931,619    $    8,848,944
     170,000  Gerber Scientific Inc.+ ......        1,650,756         1,353,200
     195,000  GrafTech International Ltd.+ .        3,023,123         2,632,500
     385,000  IDEX Corp. ...................        3,273,588        16,012,150
       2,000  Imagistics International Inc.+           39,950            75,000
      12,000  Ingersoll-Rand Co., Cl. A ....          501,720           814,560
     800,000  Interpump Group SpA ..........        3,144,069         3,582,240
     100,000  Lufkin Industries Inc. .......        1,810,811         2,879,000
      18,000  Manitowoc Co. Inc. ...........          131,305           561,600
      37,333  Met-Pro Corp. ................          338,090           602,928
     560,000  Navistar International Corp.+        10,418,723        26,818,400
      30,000  PACCAR Inc. ..................          522,021         2,553,600
      10,000  Sealed Air Corp.+ ............          168,679           541,400
     150,000  Sybron Dental
                Specialties Inc.+ ..........        2,817,765         4,215,000
      30,000  Valmont Industries Inc. ......          242,908           694,500
     435,000  Watts Water Technologies
                Inc., Cl. A ................        5,006,660         9,657,000
     120,000  Weir Group plc ...............          504,947           550,473
                                               --------------    --------------
                                                   56,175,920       148,754,440
                                               --------------    --------------
              FINANCIAL SERVICES -- 5.5%
      25,000  Aegon NV, ADR ................          393,387           370,000
      15,480  Alleghany Corp.+ .............        2,874,528         3,444,300
      25,000  Allstate Corp. ...............          563,281         1,075,500
     360,000  American Express Co. .........        7,870,155        17,362,800
      55,000  Argonaut Group Inc.+ .........        1,333,591           854,700
      60,000  Bank of New York Co. Inc. ....        2,076,956         1,987,200
      30,000  Bank One Corp. ...............          793,020         1,367,700
         220  Berkshire Hathaway Inc.,
                Cl. A+ .....................          874,549        18,535,000
      50,000  BKF Capital Group Inc.+ ......          933,375         1,234,000
      35,000  Commerzbank AG ...............          624,519           686,491
     112,000  Commerzbank AG, ADR ..........        2,379,080         2,185,467
     155,000  Deutsche Bank AG, ADR ........        7,004,175        12,742,550
      15,000  FleetBoston Financial Corp. ..          314,250           654,750
      25,000  H&R Block Inc. ...............          478,832         1,384,250
      15,000  Janus Capital Group Inc. .....          220,569           246,150
       6,000  Lehman Brothers
                Holdings Inc. ..............           54,150           463,320
      40,000  Leucadia National Corp. ......          992,730         1,844,000
     100,000  Mellon Financial Corp. .......        3,451,607         3,211,000
      23,000  Merrill Lynch & Co. Inc. .....          948,745         1,348,950
      38,000  Metris Companies Inc. ........          347,786           168,720
     390,000  Midland Co. ..................        2,003,425         9,211,800
     100,000  MONY Group Inc.+ .............        3,160,062         3,129,000
     190,000  Phoenix Companies Inc. .......        2,908,583         2,287,600
      30,000  PNC Financial Services Group .        1,456,850         1,641,900
       2,500  Prudential Financial Inc. ....           68,750           104,425
      22,000  Schwab (Charles) Corp. .......          274,010           260,480
      70,000  St. Paul Companies Inc. ......        2,440,394         2,775,500
      85,000  State Street Corp. ...........          661,975         4,426,800
      20,000  SunTrust Banks Inc. ..........          424,879         1,430,000
      30,000  T. Rowe Price Group Inc. .....        1,012,984         1,422,300

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      30,000  Unitrin Inc. .................   $      882,033    $    1,242,300
       8,500  Value Line Inc. ..............          136,515           424,150
     100,000  Wachovia Corp. ...............        3,042,448         4,659,000
     120,000  Waddell & Reed Financial
                Inc., Cl. A ................        2,485,919         2,815,200
                                               --------------    --------------
                                                   55,488,112       106,997,303
                                               --------------    --------------
              FOOD AND BEVERAGE -- 8.7%
      20,000  Allied Domecq plc, ADR .......          467,434           631,800
      15,000  Brau und Brunnen AG+ .........          198,150         1,229,818
     175,500  Brown-Forman Corp., Cl. A ....        8,578,881        17,014,725
      35,000  Cadbury Schweppes plc, ADR ...          860,906         1,046,150
     130,000  Campbell Soup Co. ............        3,556,101         3,484,000
     105,000  Coca-Cola Co. ................        3,236,639         5,328,750
      60,000  Coca-Cola Enterprises Inc. ...        1,074,778         1,312,200
     250,000  Corn Products
                International Inc. .........        6,435,426         8,612,500
     180,587  Del Monte Foods Co.+ .........        1,494,335         1,878,105
     318,000  Diageo plc, ADR ..............       11,903,832        16,809,480
       7,400  Farmer Brothers Co. ..........          975,514         2,303,250
     290,000  Flowers Foods Inc. ...........        2,727,372         7,482,000
     240,000  General Mills Inc. ...........        6,475,473        10,872,000
   1,167,800  Grupo Bimbo SA de CV,
                Cl. A ......................        2,042,187         2,191,720
      10,000  Hain  Celestial  Group Inc.+ .          141,134           232,100
     200,000  Heinz (H.J.) Co. .............        7,241,965         7,286,000
      57,000  Hershey Foods Corp. ..........        1,937,482         4,388,430
     315,000  Kellogg Co. ..................        7,839,056        11,995,200
     100,000  Kerry Group plc, Cl. A .......        1,179,128         1,853,887
      33,000  LVMH Moet Hennessy
                Louis Vuitton SA ...........        1,150,670         2,401,741
       9,000  Nestle SA ....................        1,868,526         2,248,635
   1,066,800  PepsiAmericas Inc. ...........       13,468,522        18,263,616
     375,000  PepsiCo Inc. .................        9,501,772        17,482,500
     150,000  Ralcorp Holdings Inc.+ .......        2,240,767         4,704,000
      20,000  Smucker (J.M.) Co. ...........          547,733           905,800
     144,700  Tootsie Roll Industries Inc. .        2,005,314         5,209,200
     249,000  Wrigley (Wm.) Jr. Co. ........        7,564,004        13,996,290
                                               --------------    --------------
                                                  106,713,101       171,163,897
                                               --------------    --------------
              HEALTH CARE -- 2.7%
      47,000  Amgen Inc.+ ..................          216,038         2,904,600
       3,000  ArthroCare Corp.+ ............           34,530            73,500
         700  Bio-Rad Laboratories Inc.,
                Cl. B+ .....................           25,810            40,600
      45,000  Biogen Idec Inc.+ ............          416,226         1,655,100
       4,000  Biomet Inc. ..................          120,840           145,640
     190,000  Bristol-Myers Squibb Co. .....        5,392,595         5,434,000
      40,000  Chiron Corp.+ ................          550,315         2,279,600
       1,000  CONMED Corp.+ ................           15,430            23,800
      22,000  Eli Lilly & Co. ..............        1,313,580         1,547,260
      20,000  Exactech Inc.+ ...............          303,566           295,000

                                                                     MARKET
    SHARES                                          COST              VALUE
    -------                                         ----             ------
      12,000  Henry Schein Inc.+ ...........   $      584,789    $      810,960
       7,500  INAMED Corp.+ ................          342,696           360,450
       1,000  Integra LifeSciences
                Holdings+ ..................           19,480            28,630
      10,000  Interpore International Inc.+            84,040           130,000
      25,000  Inverness Medical
                Innovations Inc.+ ..........          424,748           544,500
      55,000  Invitrogen Corp.+ ............        2,725,343         3,850,000
      60,000  Johnson & Johnson ............          624,750         3,099,600
      25,000  Medco Health
                Solutions Inc.+ ............          528,675           849,750
     155,000  Merck & Co. Inc. .............        4,827,898         7,161,000
       5,500  Orthofix International NV+ ...          155,186           269,390
       4,000  OrthoLogic Corp.+ ............           13,880            24,520
       4,000  Osteotech Inc.+ ..............           26,900            35,200
      16,000  Patterson Dental Co.+ ........          702,130         1,026,560
     425,000  Pfizer Inc. ..................        7,013,003        15,015,250
     150,000  Schering-Plough Corp. ........        3,107,230         2,608,500
       1,000  Stryker Corp. ................           65,440            85,010
      70,000  Women First
                HealthCare Inc.+ ...........          124,375           104,300
       1,000  Wright Medical Group Inc.+ ...           16,460            30,440
      55,000  Wyeth ........................        2,169,854         2,334,750
       1,000  Young Innovations Inc. .......           30,000            36,000
                                               --------------    --------------
                                                   31,975,807        52,803,910
                                               --------------    --------------
              HOTELS AND GAMING -- 2.6%
      90,000  Aztar Corp.+ .................          906,574         2,025,000
     153,100  Boca Resorts Inc., Cl. A+ ....        1,629,715         2,290,376
     365,000  Gaylord Entertainment Co.+ ...        9,694,168        10,895,250
      40,000  GTECH Holdings Corp. .........          404,713         1,979,600
      12,000  Harrah's Entertainment Inc. ..          113,002           597,240
   2,750,000  Hilton Group plc .............        9,857,105        11,064,289
     740,000  Hilton Hotels Corp. ..........        8,392,741        12,676,200
      60,000  Mandalay Resort Group ........          726,750         2,683,200
      25,000  MGM Mirage+ ..................          619,881           940,250
     220,000  Park Place
                Entertainment Corp.+ .......        1,231,329         2,382,600
     100,000  Starwood Hotels & Resorts
                Worldwide Inc. .............        2,620,305         3,597,000
      50,000  Trump Hotels & Casino
                Resorts Inc.+ ..............          158,680           108,000
                                               --------------    --------------
                                                   36,354,963        51,239,005
                                               --------------    --------------
              METALS AND MINING -- 1.9%
      50,000  Alcoa Inc. ...................        1,349,157         1,900,000
     255,000  Barrick Gold Corp. ...........        3,244,173         5,791,050
      12,525  Freeport-McMoRan Copper
                & Gold Inc., Cl. B .........          272,500           527,678
      50,000  Kinross Gold Corp.+ ..........          359,224           399,500
     515,000  Newmont Mining Corp. .........        9,699,426        25,034,150
     170,000  Placer Dome Inc. .............        1,576,429         3,044,700
                                               --------------    --------------
                                                   16,500,909        36,697,078
                                               --------------    --------------

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                     MARKET
    SHARES                                          COST              VALUE
    -------                                         ----             ------
              COMMON STOCKS (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 0.0%
      10,000  MeadWestvaco Corp. ...........   $      207,620    $      297,500
                                               --------------    --------------
              PUBLISHING -- 5.1%
     225,000  Belo Corp., Cl. A ............        4,060,533         6,376,500
      22,000  Dow Jones & Co. Inc. .........        1,000,419         1,096,700
      30,000  EMAP plc .....................          362,733           460,249
      40,000  Lee Enterprises Inc. .........          921,940         1,746,000
      60,000  McClatchy Co., Cl. A .........        1,240,718         4,128,000
     140,000  McGraw-Hill Companies Inc. ...        2,576,918         9,788,800
     370,000  Media General Inc., Cl. A ....       10,364,815        24,087,000
      80,000  Meredith Corp. ...............        1,650,283         3,904,800
     132,000  New York Times Co., Cl. A ....        1,094,267         6,308,280
      14,000  News Corp. Ltd., ADR                    246,049           505,400
     620,000  PRIMEDIA Inc.+ ...............        2,896,371         1,754,600
     152,900  Pulitzer Inc. ................        6,769,980         8,256,600
     220,000  Reader's Digest
                Association Inc. ...........        4,126,876         3,225,200
     124,000  Scripps (E.W.) Co., Cl. A ....        7,804,763        11,673,360
      68,614  Seat Pagine Gialle SpA+ ......          172,631            65,343
     120,000  Thomas Nelson Inc. ...........        1,535,734         2,319,600
     290,000  Tribune Co. ..................       10,098,557        14,964,000
                                               --------------    --------------
                                                   56,923,587       100,660,432
                                               --------------    --------------
              REAL ESTATE -- 1.3%
     349,489  Catellus Development Corp. ...        3,932,848         8,429,675
     120,082  Florida East Coast
                Industries Inc., Cl. A .....        1,856,261         3,974,714
      95,000  Griffin Land & Nurseries Inc.+        1,237,966         1,350,045
     310,000  St. Joe Co. ..................        2,361,650        11,559,900
                                               --------------    --------------
                                                    9,388,725        25,314,334
                                               --------------    --------------
              RETAIL -- 2.7%
      32,500  Aaron Rents Inc. .............           94,337           654,225
      40,500  Aaron Rents Inc., Cl. A ......          287,231           748,845
     170,000  Albertson's Inc. .............        3,621,513         3,850,500
     450,000  AutoNation Inc.+ .............        4,523,837         8,266,500
      12,000  Blockbuster Inc., Cl. A ......          120,433           215,400
     145,000  Burlington Coat Factory
                Warehouse Corp. ............        1,677,843         3,068,200
       9,000  Coldwater Creek Inc.+ ........           50,700            99,000
     130,000  Kroger Co.+ ..................          761,625         2,406,300
     660,000  Neiman Marcus Group Inc.,
                Cl. B+ .....................       15,984,491        33,000,000
                                               --------------    --------------
                                                   27,122,010        52,308,970
                                               --------------    --------------
              SATELLITE -- 0.2%
     275,777  Hughes Electronics Corp.+ ....        5,397,176         4,564,116
                                               --------------    --------------
              SPECIALTY CHEMICALS -- 1.4%
     434,000  Ferro Corp. ..................        7,006,970        11,809,140
     120,000  Fuller (H.B.) Co. ............        2,014,683         3,568,800
     130,000  General Chemical
                Group Inc.+ ................          502,184             5,200

                                                                     MARKET
    SHARES                                          COST              VALUE
    -------                                         ----             ------
     105,000  Great Lakes Chemical Corp. ...   $    2,781,423    $    2,854,950
     320,000  Hercules Inc.+ ...............        5,104,946         3,904,000
     180,000  Material Sciences Corp.+ .....        1,567,715         1,819,800
     650,000  Omnova Solutions Inc.+ .......        2,051,888         3,120,000
                                               --------------    --------------
                                                   21,029,809        27,081,890
                                               --------------    --------------
              TELECOMMUNICATIONS -- 5.7%
      90,000  ALLTEL Corp. .................        2,757,227         4,192,200
     200,000  AT&T Corp. ...................        6,358,573         4,060,000
      14,000  Brasil Telecom Participacoes
                SA, ADR ....................          810,959           529,200
     300,000  BT Group plc .................        1,190,878         1,010,991
      25,000  BT Group plc, ADR ............          919,418           855,500
     525,000  CenturyTel Inc. ..............        6,423,670        17,125,500
     600,000  Cincinnati Bell Inc.+ ........        5,165,983         3,030,000
     360,000  Citizens
                Communications Co.+ ........        3,651,435         4,471,200
     313,600  Commonwealth Telephone
                Enterprises Inc.+ ..........        5,392,797        11,838,400
      86,000  Deutsche Telekom AG, ADR+ ....        1,299,156         1,559,180
      38,000  France Telecom SA, ADR .......          760,378         1,086,420
   2,750,000  Qwest Communications
                International Inc.+ ........       12,102,526        11,880,000
      10,000  Rogers Communications
                Inc., Cl. B ................           77,553           165,138
     422,000  Rogers Communications
                Inc., Cl. B, ADR ...........        4,153,290         6,963,000
     170,000  SBC Communications Inc. ......        5,751,064         4,431,900
     420,000  Sprint Corp. - FON Group .....        6,101,769         6,896,400
      10,000  Swisscom AG, ADR .............          292,659           328,400
      75,403  Tele Norte Leste
                Participacoes SA, ADR ......        1,032,454         1,163,468
   1,650,435  Telecom Italia SpA+ ..........        1,032,880         4,892,183
     317,000  Telecom Italia SpA, ADR+ .....        2,146,495         9,411,730
      96,649  Telefonica SA, ADR ...........        3,462,539         4,270,919
      12,567  Telefonica SA, BDR ...........          147,383           183,387
      20,000  Telefonos de Mexico SA de
                CV, Cl. L, ADR+ ............          171,746           660,600
      37,500  TELUS Corp. ..................          658,391           753,047
      17,500  TELUS Corp., ADR .............          316,603           351,422
     282,000  Verizon Communications Inc. ..        8,989,893         9,892,560
                                               --------------    --------------
                                                   81,167,719       112,002,745
                                               --------------    --------------
              TRANSPORTATION -- 0.1%
      85,000  AMR Corp.+ ...................        1,245,603         1,100,750
      50,000  Grupo TMM SA de CV,
                Cl. A, ADR+ ................          391,821           212,000
       4,000  Kansas City Southern+ ........            7,317            57,280
       4,000  Providence & Worcester
                Railroad Co. ...............           44,669            35,560
                                               --------------    --------------
                                                    1,689,410         1,405,590
                                               --------------    --------------

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                     MARKET
    SHARES                                          COST              VALUE
    -------                                         ----             ------
              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS -- 3.9%
      73,000  America Movil SA de CV,
                Cl.  L,  ADR ...............   $    1,161,189    $    1,995,820
     500,000  AT&T  Wireless Services Inc.+         6,025,445         3,995,000
      75,000  Leap Wireless
                International Inc.+ ........           17,985             2,475
     300,000  mm02 plc+ ....................          348,979           413,526
     150,000  mm02 plc, ADR+ ...............        1,656,011         2,049,000
     180,000  Nextel Communications Inc.,
                Cl. A+ .....................        2,509,066         5,050,800
      80,000  Nextel Partners Inc., Cl. A+ .          841,733         1,076,000
      72,100  Price Communications
                Corp.+ .....................        1,192,126           989,933
     220,000  Rogers Wireless
                Communications Inc., Cl. B+         3,731,352         4,708,000
     800,000  Sprint Corp. - PCS Group+ ....        7,658,875         4,496,000
       6,750  Tele Celular Sul Participacoes
                SA, ADR ....................          107,916            96,862
      22,500  Tele Centro Oeste Celular
                Participacoes SA, ADR+ .....           67,448           221,625
       1,350  Tele Leste Celular
                Participacoes SA, ADR+ .....           36,110            18,724
       3,375  Tele Nordeste Celular
                Participacoes SA, ADR ......           49,807            94,298
       1,350  Tele Norte Celular
                Participacoes SA, ADR+                 20,857            14,742
   1,800,000  Telecom Italia Mobile SpA+ ...        1,661,797         9,785,570
       3,375  Telemig Celular
                Participacoes SA, ADR ......           97,539           108,338
     650,000  Telephone & Data
                Systems Inc. ...............       24,520,624        40,657,500
      25,000  Telesp Celular
                Participacoes SA, ADR+ .....          562,137           164,500
      20,000  United States
                Cellular Corp.+ ............          609,674           710,000
      12,000  Vodafone Group plc, ADR ......          237,532           300,480
                                               --------------    --------------
                                                   53,114,202        76,949,193
                                               --------------    --------------
              TOTAL COMMON STOCKS ..........    1,118,567,990     1,847,062,012
                                               --------------    --------------
              PREFERRED STOCKS -- 3.6%
              AEROSPACE -- 0.2%
      30,000  Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B ....        3,495,600         3,742,500
                                               --------------    --------------
              PUBLISHING -- 3.4%
   2,230,845  News Corp. Ltd., Pfd., ADR ...       32,035,395        67,483,058
                                               --------------    --------------
              WIRELESS COMMUNICATIONS -- 0.0%
   7,686,101  Telesp Celular Participacoes
                SA, Pfd.+ ..................           60,929            20,168
                                               --------------    --------------
              TOTAL PREFERRED STOCKS .......       35,591,924        71,245,726
                                               --------------    --------------

   PRINCIPAL                                                          MARKET
    AMOUNT                                          COST              VALUE
    -------                                         ----             ------
CORPORATE BONDS -- 0.3%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,000,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ...........   $      910,078    $      940,000
                                               --------------    --------------
              CABLE -- 0.0%
  1,000,000   Charter Communications
                Inc., Cv.,
                4.750%, 06/01/06 ...........          634,048           890,000
                                               --------------    --------------
              ELECTRONICS -- 0.2%
  2,000,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 ...........        1,917,433         2,750,000
    500,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 ...........          339,138           499,375
                                               --------------    --------------
                                                    2,256,571         3,249,375
                                               --------------    --------------
              TOTAL CORPORATE BONDS ........        3,800,697         5,079,375
                                               --------------    --------------
     SHARES
     ------
              RIGHTS -- 0.0%
              EQUIPMENT AND SUPPLIES -- 0.0%
     323,150  Fedders Corp.+ ...............                0            19,389
                                               --------------    --------------
              U.S. GOVERNMENT OBLIGATIONS -- 1.8%
    PRINCIPAL
     AMOUNT
     ------
 $34,319,000  U.S. Treasury Bills++,
                0.867% to 0.956%,
                01/02/04 to 03/04/04 .......      34,305,133         34,305,447
                                               --------------    --------------
              TOTAL INVESTMENTS --
                100.0% .....................   $1,192,265,744     1,957,711,949
                                               ==============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.0%                718,665
                                                                 --------------
              NET ASSETS -- 100.0% ......... ................    $1,958,430,614
                                                                 ==============
----------------
              For Federal tax purposes:
              Aggregate cost ............... ................    $1,199,698,711
                                                                 ==============
              Gross unrealized appreciation .................    $  792,395,339
              Gross unrealized depreciation .................       (34,382,101)
                                                                 --------------
              Net unrealized appreciation ...................    $  758,013,238
                                                                 ==============
----------------
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.
 BDR - Brazilian Depository Receipt.
 CVO - Contingent Value Obligation.
 GDR - Global Depository Receipt.

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $1,192,265,744) ...............    $1,957,711,949
  Cash and foreign currency, at value (cost $1,020) .........             1,020
  Dividends and interest receivable .........................         1,945,306
  Receivable for investments sold ...........................         2,287,246
  Receivable for Fund shares sold ...........................         1,662,785
  Other assets ..............................................            69,952
                                                                 --------------
  TOTAL ASSETS ..............................................     1,963,678,258
                                                                 --------------
LIABILITIES:
  Payable for Fund shares redeemed ..........................         2,614,067
  Payable for investment advisory fees ......................         1,622,311
  Payable for distribution fees .............................           404,863
  Payable for shareholder services fees .....................           351,403
  Payable to custodian ......................................            96,913
  Other accrued expenses ....................................           158,087
                                                                 --------------
  TOTAL LIABILITIES .........................................         5,247,644
                                                                 --------------
  NET ASSETS applicable to 54,004,167
    shares outstanding ......................................    $1,958,430,614
                                                                 ==============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value ...............    $      540,042
  Additional paid-in capital ................................     1,199,650,557
  Accumulated net investment income .........................           164,909
  Accumulated net realized loss on
    investments and foreign currency transactions ...........        (7,374,702)
  Net unrealized appreciation on investments
    and foreign currency transactions .......................       765,449,808
                                                                 --------------
  TOTAL NET ASSETS ..........................................    $1,958,430,614
                                                                 ==============
  NET ASSET VALUE, offering and redemption
    price per share ($1,958,430,614 /
    54,004,167* shares outstanding;
    unlimited number of shares authorized of
    $0.01 par value) ........................................            $36.26
                                                                         ======

------------
*Refer to Note 9 in the Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $410,000) .................   $ 24,349,136
  Interest .....................................................        588,209
                                                                   ------------
  TOTAL INVESTMENT INCOME ......................................     24,937,345
                                                                   ------------
EXPENSES:
  Investment advisory fees .....................................     16,682,239
  Distribution fees ............................................      4,170,964
  Shareholder services fees ....................................      1,279,679
  Custodian fees ...............................................        317,750
  Shareholder communications expenses ..........................        275,730
  Legal and audit fees .........................................         96,370
  Trustees' fees ...............................................         57,250
  Registration expenses ........................................         48,733
  Miscellaneous expenses .......................................        156,690
                                                                   ------------
  TOTAL EXPENSES ...............................................     23,085,405
                                                                   ------------
  NET INVESTMENT INCOME ........................................      1,851,940
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments and
    foreign currency transactions ..............................     43,687,872
  Net change in unrealized appreciation/
    (depreciation) on investments and foreign
    currency transactions ......................................    420,113,505
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ...............................................    463,801,377
                                                                   ------------
  Net Increase in Net Assets Resulting
    from Operations ............................................   $465,653,317
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED            YEAR ENDED
                                                                              DECEMBER 31, 2003     DECEMBER 31, 2002
                                                                              -----------------     -----------------
OPERATIONS:
  Net investment income .....................................................  $    1,851,940        $      654,868
  Net realized gain/(loss) on investments and foreign currency transactions        43,687,872           (13,133,504)
  Net change in unrealized appreciation/(depreciation) on investments
    and foreign currency transactions .......................................     420,113,505          (263,964,124)
                                                                               --------------        --------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........     465,653,317          (276,442,760)
                                                                               --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .....................................................      (1,651,347)             (638,198)
  Net realized short-term gain on investments ...............................             --                (42,547)
  Net realized long-term gain on investments ................................     (31,641,902)             (200,099)
                                                                               --------------        --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................     (33,293,249)             (880,844)
                                                                               --------------        --------------
CAPITAL SHARE TRANSACTIONS:
  Net increase/(decrease) in net assets from shares of beneficial interest
     transactions ...........................................................      24,650,514          (132,263,045)
                                                                               --------------        --------------
  NET INCREASE/(DECREASE) IN NET ASSETS .....................................     457,010,582          (409,586,649)
NET ASSETS:
  Beginning of period .......................................................   1,501,420,032         1,911,006,681
                                                                               --------------        --------------
  End of period (including undistributed net investment
    income of $164,909 and $27,000, respectively ............................  $1,958,430,614        $1,501,420,032
                                                                               ==============        ==============


                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts Business Trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short-term debt securities with remaining maturities of 60 days or less, are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no forward foreign exchange contracts on December 31, 2003.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment income for $62,684 and to decrease accumulated net realized loss on investments and foreign currency transactions for $62,684.

The tax character of distributions paid during the fiscal year ended December 31, 2003 and December 31, 2002 were as follows:

                                                     YEAR ENDED                       YEAR ENDED
                                                  DECEMBER 31, 2003                DECEMBER 31, 2002
                                                  -----------------                -----------------
      DISTRIBUTIONS PAID FROM:
      Ordinary income
         (inclusive of short term capital gains) . $  1,651,347                         $686,994
      Net long term capital gains ................   31,641,902                          193,850
                                                    -----------                         --------
      Total distributions paid ...................  $33,293,249                         $880,844
                                                    ===========                         ========

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------
PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

    Accumulated net investment income ................    $    164,909
    Accumulated net realized capital gains ...........          58,265
    Net unrealized appreciation ......................     758,013,238
    Net unrealized appreciation on
      foreign currency transactions ..................           3,603
                                                          ------------
    Total accumulated gain ...........................    $758,240,015
                                                          ============

During the year ended December 31, 2003, the Fund fully utilized and deducted net capital loss carryovers from prior years against its current year net capital gains in the amount of $12,117,065.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Trustees has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $4,170,964 or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the year ended December 31, 2003, other than short-term securities, aggregated $116,252,733 and $163,166,623, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2003, the Fund paid brokerage commissions of $384,352 to Gabelli & Company, Inc.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2003, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------
7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings outstanding at December 31, 2003 under this line of credit.

The average daily amount of borrowings outstanding during the year ended December 31, 2003, was $2,124,197 with a related weighted average interest rate of 2.03%. The maximum amount borrowed under this line of credit at any time during the year ended December 31, 2003 was $25,000,000.

8. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2003                 DECEMBER 31, 2002
                                                     ---------------------------      ---------------------------
                                                       SHARES         AMOUNT            SHARES          AMOUNT
                                                     ----------   --------------      -----------   -------------
Shares sold ......................................    8,795,029   $  263,911,171        9,646,239   $ 299,285,909
Shares issued upon reinvestment of dividends .....      866,201       31,347,814           29,507         825,063
Shares redeemed ..................................   (8,795,505)    (270,608,471)     (14,490,845)   (432,374,017)
                                                     ----------   --------------      -----------   -------------
Net increase/(decrease) ..........................      865,725   $   24,650,514       (4,815,099)  $(132,263,045)
                                                     ==========   ==============      ===========   =============

9. MULTIPLE SHARE CLASSES. The Board of Directors of the Fund approved a Rule 18f-3 Multi-Class Plan relating to the various classes of shares of the Fund -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares (the "Multi-Class Shares"). In addition, the Board had also approved a Distribution Agreement and Rule 12b-1 plans providing for payments of 0.25% of average net assets for Class A Shares and 1.00% of average net assets for Class B and C Shares. The existing shares were redesignated as Class AAA shares, which were first offered on March 3, 1986, and do not impose a sales load. The Class A Shares, Class B Shares and Class C Shares were first offered to the public on December 31, 2003 and were seeded with $1,000 (27.579 shares at $36.26 per share) by Gabelli Asset Management Inc. as of December 31, 2003. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase.

10. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser is fully cooperating in responding to the request. The Fund does not believe that this matter will have a material adverse effect on the Fund's financial position or results of the operations.

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS (B)
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                                                                           YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------
                                                           2003          2002        2001        2000         1999
                                                         ----------   ----------  ----------   ----------  ----------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ................  $    28.25   $    32.97  $    33.90   $    40.84  $    35.47
                                                         ----------   ----------  ----------   ----------  ----------
  Net investment income (loss) ........................        0.04         0.02       (0.00)(a)     0.31       (0.06)
  Net realized and unrealized gain (loss) on investments       8.60        (4.72)       0.05        (1.37)      10.06
                                                         ----------   ----------  ----------   ----------  ----------
  TOTAL FROM INVESTMENT OPERATIONS ....................        8.64        (4.70)       0.05        (1.06)      10.00
                                                         ----------   ----------  ----------   ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...............................       (0.03)       (0.02)         --        (0.31)         --
  Net realized gain on investments ....................       (0.60)       (0.00)(a)   (0.98)       (5.57)      (4.63)
                                                         ----------   ----------  ----------   ----------  ----------
  TOTAL DISTRIBUTIONS .................................       (0.63)       (0.02)      (0.98)       (5.88)      (4.63)
                                                         ----------   ----------  ----------   ----------  ----------
  NET ASSET VALUE, END OF PERIOD ......................  $    36.26   $    28.25  $    32.97   $    33.90  $    40.84
                                                         ==========   ==========  ==========   ==========  ==========
  TOTAL RETURN+ .......................................        30.6%       (14.3)%       0.2%        (2.4)%      28.5%
                                                         ==========   ==========  ==========   ==========  ==========
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ................  $1,958,431   $1,501,420  $1,911,007   $1,906,095  $1,993,875
  Ratio of net investment income (loss)
     to average net assets ............................        0.11%        0.04%      (0.00)%       0.77%      (0.10)%
  Ratio of operating expenses to average net assets ...        1.38%        1.38%       1.36%        1.36%       1.37%
  Portfolio turnover rate .............................           7%           8%         15%          48%         32%

--------------------------------------------------------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Amount represents less than $0.005 per share.
(b) Class A, Class B and Class C Shares were outstanding as of December 31, 2003. Financial Highlights are not presented for Class A, Class B and Class C Shares as the information is not considered meaningful.

--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To The Board of Trustees and Shareholders of
The Gabelli Asset Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Asset Fund (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 20, 2004

--------------------------------------------------------------------------------
                   2003 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended December 31, 2003, the Fund paid to shareholders, on December 27, 2003, an ordinary income dividend (inclusive of short-term capital gains) totaling $0.0346 per share and long-term capital gains totaling $0.5904 per share. For the fiscal year ended December 31, 2003, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 100% of the ordinary income distributions was qualifying dividend income.

   U.S. GOVERNMENT INCOME:
   The percentage of the ordinary income dividend paid by the Fund during fiscal year 2003 which was derived from U.S. Treasury securities was 0.03%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2003. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Asset Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580.

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1              TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
    AND AGE              SERVED 2         TRUSTEE         DURING PAST FIVE YEARS                      HELD BY TRUSTEE
----------------       ----------       -----------       ----------------------                    -------------------
INTERESTED TRUSTEES 3:
----------------------
MARIO J. GABELLI       Since 1986          24        Chairman of the Board and Chief Executive      Director of Morgan Group
Trustee and Chairman                                 Officer of Gabelli Asset Management Inc. and   Holdings, Inc. (holding
Age: 61                                              Chief Investment Officer of Gabelli Funds,     company); Vice Chairman of
                                                     LLC and GAMCO Investors, Inc.; Vice            Lynch Corporation (diversified
                                                     Chairman and Chief Executive Officer of        manufacturing)
                                                     Lynch Interactive Corporation (multimedia
                                                     and services)

JOHN D. GABELLI        Since 1999          10        Senior Vice President of Gabelli &                       --
Trustee                                              Company, Inc.; Director of Gabelli Advisers, Inc.
Age: 59

KARL OTTO POHL         Since 1992          33        Member of the Shareholder Committee of Sal     Director of Gabelli Asset
Trustee                                              Oppenheim Jr. & Cie (private investment        Management Inc. (investment
Age: 74                                              bank); Former President of the                 management); Chairman,
                                                     Deutsche Bundesbank and Chairman of its        Incentive Capital and
                                                     Central Bank Council (1980-1991)               Incentive Asset Management
                                                                                                    (Zurich); Director at Sal
                                                                                                    Oppenheim, Jr. & Cie, Zurich
NON-INTERESTED TRUSTEES:
-----------------------
ANTHONY J. COLAVITA    Since 1989          35        President and Attorney at Law in the law firm            --
Trustee                                              of Anthony J. Colavita P.C.
Age: 68

JAMES P. CONN          Since 1992          12        Former Managing Director and Chief             Director of LaQuinta Corp.
Trustee                                              Investment Officer of Financial Security       (hotels) and First Republic Bank
Age: 65                                              Assurance Holdings, Ltd. (1992-1998)

ANTHONY R. PUSTORINO   Since 1986          17        Certified Public Accountant; Professor         Director of Lynch Corporation
Trustee                                              Emeritus, Pace University                      (diversified manufacturing)
Age: 78

WERNER J. ROEDER, MD   Since 2001          26        Vice President/Medical Affairs of Lawrence               --
Trustee                                              Hospital Center and practicing private physician
Age: 63

ANTHONIE C. VAN EKRIS   1986-1989          20        Managing Director of BALMAC                    Director of Aurado
Trustee               1992-present                   International, Inc. (commodities)              Explorations Inc.
Age: 69                                                                                             (oil and gas operations)

SALVATORE J. ZIZZA      1986-1996          11        Chairman, Hallmark Electrical Suppliers Corp.  Director of Hollis
Trustee               2000-present                                                                  Eden Pharmaceuticals
Age: 58


                                       16



THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1              TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
    AND AGE              SERVED 2         TRUSTEE         DURING PAST FIVE YEARS                      HELD BY TRUSTEE
----------------       ----------       -----------       ----------------------                    -------------------
OFFICERS:
---------
BRUCE N. ALPERT        Since 1994          --        Executive Vice President and Chief Operating             --
President                                            Officer of Gabelli Funds, LLC since 1988 and
Age: 52                                              an officer of all mutual funds advised by
                                                     Gabelli Funds, LLC and its affiliates.
                                                     Director and President of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1995          --        Vice President, General Counsel and Secretary            --
Secretary                                            of Gabelli Asset Management Inc. since 1999
Age: 40                                              and GAMCO Investors, Inc. since 1993; Secretary
                                                     of all mutual funds advised by Gabelli Advisers,
                                                     Inc. and Gabelli Funds, LLC

--------------------------------------------------------------------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. M. Gabelli, J. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.
     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also havE information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SMALL CAP GROWTH __________________________
GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                            CO-PORTFOLIO MANAGERS: CHRISTOPHER J. MACDONALD, CFA

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

  TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). THE PROSPECTUS GIVES A MORE COMPLETE DESCRIPTION OF THE FUND, INCLUDING FEES AND EXPENSES. READ THE
             PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                    BOARD OF TRUSTEES
Mario J. Gabelli, CFA              Anthony R. Pustorino
CHAIRMAN AND CHIEF                 CERTIFIED PUBLIC ACCOUNTANT
INVESTMENT OFFICER                 PROFESSOR EMERITUS
GABELLI ASSET MANAGEMENT INC.      PACE UNIVERSITY

Anthony J. Colavita                Werner J. Roeder, MD
ATTORNEY-AT-LAW                    VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.          LAWRENCE HOSPITAL CENTER

James P. Conn                      Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER    MANAGING DIRECTOR
FINANCIAL SECURITY ASSURANCE       BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.

John D. Gabelli                    Salvatore J. Zizza
SENIOR VICE PRESIDENT              CHAIRMAN
GABELLI & COMPANY, INC.            HALLMARK ELECTRICAL SUPPLIES
                                   CORP.

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

                       OFFICERS
Bruce N. Alpert                    James E. McKee
PRESIDENT                          SECRETARY

                      DISTRIBUTOR
                Gabelli & Company, Inc.

     CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
          State Street Bank and Trust Company

                     LEGAL COUNSEL
       Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB405Q403SR


[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
ASSET
FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) No response required.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,000 in 2003 and $36,689 in 2002.

     (b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

     (c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,350 in 2003 and $2,250 in 2002.

          Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

     (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item are $0 for 2003 and $0 for 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2003 and $0 in 2002.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END \ MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                The Gabelli Asset Fund
             -------------------------------------------------------------------

By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer


Date                                        March 9, 2004
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer and Principal Financial
                                            Officer


Date                                        March 9, 2004
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.